Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2022 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) Integer	May 31, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) Integer $ / shares shares	Feb. 28, 2022 USD ($)	Jul. 28, 2021 $ / shares shares	Jul. 27, 2021 $ / shares shares	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)
Product Information [Line Items]
Accumulated deficit			$ 9,568,948	$ 9,568,948	$ 9,556,990						$ 9,115,666
Stockholders' deficit			5,173,145	5,173,145	5,411,178	$ 5,409,998			$ 4,437,422	$ 4,396,905	4,364,469	$ 4,234,724
Inventory			12,893	12,893
Cash equivalents			$ 522,356	$ 522,356	$ 95,973
Common stock, shares authorized | shares			500,000,000	500,000,000	500,000,000		500,000,000	100,000,000			500,000,000
Preferred stock, shares authorized | shares					5,000,000		5,000,000	10,000
Preferred stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 1.00
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares outstanding | shares			45,625,000	45,625,000	45,000,000						43,107,680
Preferred stock, shares issued | shares			900,000	900,000	900,000						1
Preferred stock, shares outstanding | shares			900,000	900,000	900,000						1
Cash equivalents					$ 95,973						$ 0
Common stock, shares issued | shares			45,625,000	45,625,000	45,000,000						43,107,680
Two Customers [Member]
Product Information [Line Items]
Number of tokens sold | Integer					4,125
Proceeds from sale of tokens					$ 175,000
Canadian Investor [Member]
Product Information [Line Items]
Number of restricted stock issued | shares	625,000
Share issued price per share | $ / shares	$ 0.40
Value of restricted stock issued	$ 250,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Five Customer [Member]
Product Information [Line Items]
Concentration risk, percentage				100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage					71.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage					29.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					100.00%
HyFi Tokens [Member]
Product Information [Line Items]
Proceeds from acquisition		$ 300,000
NFTs received from acquisition | Integer		400,000,000